ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued payroll and welfare	$ 3,693	$ 4,469
Other tax payable	3,013	2,942
Accrued staff disbursement	1,812	1,103
Deposit payable	1,228	1,203
Other liabilities	673	666
Accrued professional fees	583	388
Accrued selling and marketing fees	423
Dividends payable to non-controlling interests holder	73
Deferred income from ADS depositary		112
Total accrued expenses and other current liabilities	$ 11,498	$ 10,883